Taxation (Details) - Schedule of Income Tax Provision	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ 99,155	$ 14,000	¥ 2,465,462	¥ 839,107
Deferred income tax expense (benefit)	(2,907,145)	(410,457)	116,755	864,072
Total income tax expenses (benefit)	¥ (2,807,990)	$ (396,458)	¥ 2,582,217	¥ 1,703,179